Long-Term Debt, $23.15 Million Term Loan Facility (Details) $ in Thousands	Jun. 30, 2022 USD ($)
$23.15 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	$ 23,150